13. FINANCIAL INSTRUMENTS (Details 14) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Borrowings, financing and debentures
Disclosure of financial liabilities [line items]
Contractual maturities	R$ 28,942,742
Borrowings, financing and debentures | Less than one year
Disclosure of financial liabilities [line items]
Contractual maturities	5,681,797
Borrowings, financing and debentures | From one to two years
Disclosure of financial liabilities [line items]
Contractual maturities	10,192,606
Borrowings, financing and debentures | From two to five years
Disclosure of financial liabilities [line items]
Contractual maturities	8,608,664
Borrowings, financing and debentures | Over five years
Disclosure of financial liabilities [line items]
Contractual maturities	4,459,675
Trade payables
Disclosure of financial liabilities [line items]
Contractual maturities	3,473,822
Trade payables | Less than one year
Disclosure of financial liabilities [line items]
Contractual maturities	3,473,822
Dividends and interest on capital
Disclosure of financial liabilities [line items]
Contractual maturities	932,005
Dividends and interest on capital | Less than one year
Disclosure of financial liabilities [line items]
Contractual maturities	R$ 932,005